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							   File Number:33-53746
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933


                                                              December 10, 2012

                           Pioneer International Value Fund

 Supplement to the April 1, 2012 Prospectus, as in effect and as may be amended from time to time

Fund summary

The following replaces the information in the "Management" chart in the section entitled "Fund summary":


PORTFOLIO MANAGEMENT   Mr. Marco Pirondini, head of equities, U.S. and
                       executive vice president of Pioneer (portfolio manager of the fund since 2010), Mr. Andrea
                       Salvatori, senior vice president of Pioneer
                       (portfolio manager of the fund since 2008) and Ms. Madelynn M. Matlock senior vice president of Pioneer (portfolio manager of the fund since
                       December 2012).

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Management

The following replaces the first paragraph in the section entitled "Portfolio management":

Portfolio management

Day-to-day management of the fund's portfolio is the responsibility of Marco Pirondini (portfolio manager of the fund since 2010), Andrea Salvatori (portfolio manager of the fund since 2008) and Madelynn M. Matlock (portfolio manager of the fund since December 2012). The portfolio managers may draw upon the research and investment management expertise of the firm's research teams, which provide fundamental and quantitative research on companies on a global basis, and include members from Pioneer's affiliate, Pioneer Investment Management Limited. From 2004 to 2010, Mr. Pirondini was global chief investment officer of Pioneer Investments, overseeing equity, fixed income, balanced, and quantitative portfolio management, and quantitative and fundamental research divisions. Mr. Pirondini, head of equities, U.S. and executive vice president joined a predecessor organization to Pioneer in 1991. Mr. Salvatori, a senior vice president, joined a predecessor organization to Pioneer in 1999. Ms. Matlock, senior vice president of Pioneer, joined Pioneer in December 2012. Prior to joining Pioneer, she was senior vice president and director of international investments at Huntington National Bank.
From 2002 to 2012, Ms. Matlock managed Huntington International Equity Fund.

                                                                  26190-00-1212
                                       (C) 2012 Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds
                                                                    Member SIPC